Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Property Plant And Equipment [Abstract]
Land	$ 97,360		$ 100,651
Buildings and land improvements	1,431,113		1,256,803
Transfer devices	118,562		120,293
Operating machinery and equipment	2,723,923		2,837,073
Transportation equipment and vehicles	905,871		895,215
Tools, furniture, fixtures and other	57,137		38,221
Operating property, plant and equipment, Gross	5,333,966		5,248,256
Less: accumulated depreciation	(2,151,401)		(1,943,719)
Operating property, plant and equipment, net	3,182,565		3,304,537
Mining plant and equipment	384,805		432,536
Less: accumulated depletion	(77,590)		(78,491)
Mining plant and equipment, net	307,215		354,045
Construction-in-progress	3,346,466		3,519,784
Property, plant and equipment, net	$ 6,836,246	[1]	$ 7,178,366	[1]

[1]	See Note 10